SUPPLEMENT DATED AUGUST 11, 2003
TO PROSPECTUS DATED MAY 1, 2003
TFLIC FINANCIAL FREEDOM BUILDER®
Issued through
TFLIC Series Life Account
By
Transamerica Financial Life Insurance Company

The following replaces the second paragraph on page 26 of the Prospectus under the section entitled “Premiums – Making Premium Payments:"

        If you wish to make payments by wire transfer, you should contact our Call Center at 1-800-322-7353 for instructions on wiring federal funds to us.

Name change – Great Companies – Global2 portfolio

Effective September 15, 2003, the Great Companies – Global2 portfolio will change its name to Templeton Great Companies – Global2. Templeton Investment Counsel, LLC (“Templeton”) will become a co-sub-adviser with Great Companies, L.L.C. (“Great Companies”). Templeton will assume responsibility for the non-U.S. investments of the portfolio and Great Companies will maintain responsibility for the U.S. equity investments of the portfolio.

EFFECTIVE AUGUST 11, 2003:

the following new bullet is added to page 2 of the Prospectus under the section entitled “Policy Benefits – Transfers”:

•	Transfers between any AVIT subaccount and any Series Fund or VIP Fund subaccount will be processed only if you send us a written request through standard United States Postal delivery, with an original signature authorizing each transfer.

the following new bullet is added to page 26 of the Prospectus under the section entitled “Transfers – General”:

•	Transfers between any AVIT subaccount and any Series Fund or VIP Fund subaccount will be processed only if you send us a written request through standard United States Postal delivery, with an original signature authorizing each transfer.

the following paragraph is added after the second paragraph on page 27 of the prospectus under the section entitled Transfers – General – Costs and Market Timing/Frequent Transfers”:

        You may only transfer values between subaccounts in the AEGON/Transamerica Series Fund, Inc., or the Fidelity Variable Insurance Products Fund and the Access Variable Insurance Trust by sending us your written request, with original signature authorizing each transfer, through standard United States postal delivery (no overnight or other priority delivery service).

AG00383-8/03